SCHEDULE OF FOREIGN CURRENCY TRANSLATION (Details)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
CNY [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate translation	7.0176	7.2960
Foreign currency exchange rate translation	7.2043	7.0533	6.5532
USD [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate translation	1	1
Foreign currency exchange rate translation	1	1	1